Fair Value Measurement (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 982,607,328	$ 815,364,575
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	765,091,992	634,969,323
Interest Bearing Deposits
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	89,165,972	81,461,279
Popular, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	128,349,364	98,933,973
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	217,515,336	180,395,252
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 1 | Interest Bearing Deposits
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	89,165,972	81,461,279
Level 1 | Popular, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	128,349,364	98,933,973
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	765,091,992	634,969,323
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	765,091,992	634,969,323
Level 2 | Interest Bearing Deposits
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 2 | Popular, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 3 | Interest Bearing Deposits
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level 3 | Popular, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 0	$ 0